RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Amounts Due to Related Parties
	December 31,
	2014	2013
Due to related party:
Ossen Material Research	$69,469	16,911
	$69,469	16,911
	December 31,
	2014	2013
Due to shareholder:
Dr. Tang	$100,000	$50,000
	$100,000	$50,000

Summary of Related Party Transactions

		December 31,
		2014	2013	2012
	Ossen Material Research provided guarantee for the bank loans borrowed by the Company	$813,536	$4,035,969	$9,985,370
	Ossen Material Research provided guarantee together with SOI for the short-term bank loans borrowed by the Company	$-	$-	$4,755,413
	Ossen Material Research provided guarantee together with Ossen Shanghai and Dr. Tang for the short-term bank loans borrowed by the Company	1,627,075	1,937,265	-
Ossen Material Research	Ossen Material Research provided guarantee together with Zhaoyang for the short-term bank loans borrowed by the Company	$-	$-	$4,755,413
	Ossen Material Research provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$5,694,761	$3,228,775	$11,095,964
	Ossen Material Research provided guarantee for the notes payable issued by the bank	$14,806,378	$3,228,775	$22,984,497
	Ossen Material Research provided guarantee together with Zhaoyang for the notes payable issued by the bank	$-	$-	$3,170,275
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Material Research	$4,881,224	$4,843,162	$-
	Ossen Material Research sold raw materials to the Company	$-	$2,056,102	$2,999,097

	SOI provided guarantee for the short-term bank loans borrowed by the Company	$1,627,075	$-	$3,170,275
SOI	SOI provided guarantee together with Ossen Material Research for the short-term bank loans borrowed by the Company	$-	$-	$4,755,413
	SOI provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$3,254,149	$-	$-

Ossen Shanghai	Ossen Shanghai provided guarantee together with Ossen Material Research and Dr. Tang for the short-term bank loans borrowed by the Company	$1,627,075	$1,937,265	$-

Zhaoyang	Zhaoyang provided guarantee together with Ossen Material Research for the short-term bank loans borrowed by the Company	$-	$-	$4,755,413
	Zhaoyang provided guarantee together with Ossen Material Research for the notes payable issued by the bank	$-	$-	$3,170,275
	Zhaoyang purchased products from the Company	$-	$5,148,724	$7,136,843

Shanghai Zhaoyang New Metal Material Co., Ltd. (“Zhaoyang”) was no longer the Company's related party following the Stock Transfer Agreement signed on March 31, 2013 with 30% interest in Ossen Shanghai was transferred to Dr. Tang.

Shanghai Pujiang	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$15,457,208	$11,300,712	$15,851,377
	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$21,314,676	$17,550,330	$12,866,563
Zhejiang Pujiang	Zhejiang Pujiang purchased products from the Company	$-	$-	$440,107